John Hancock
Income Securities Trust
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 77.0% (47.1% of Total investments)				$109,476,624
(Cost $110,558,723)
U.S. Government 16.4%				23,341,640
U.S. Treasury
Bond	4.000	11-15-42	1,154,000	1,097,202
Bond (A)(B)	4.250	02-15-54	2,352,000	2,313,045
Bond	4.625	05-15-44	564,000	579,246
Note	3.750	04-15-26	205,000	202,878
Note (A)(B)	3.875	04-30-25	3,000,000	2,976,844
Note	4.000	07-31-29	4,648,000	4,663,963
Note (B)	4.250	09-30-24	2,647,000	2,641,520
Note (A)(B)	4.250	10-15-25	3,300,000	3,286,207
Note	4.250	03-15-27	102,000	102,327
Note (A)(B)	4.250	06-30-29	1,203,000	1,219,635
Note (A)(B)	4.375	10-31-24	4,000,000	3,990,250
Note (A)(B)	4.375	08-15-26	268,000	268,523
U.S. Government Agency 60.6%				86,134,984
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru (B)	4.500	01-01-38	1,690,899	1,678,611
30 Yr Pass Thru (B)	3.500	07-01-46	338,155	313,971
30 Yr Pass Thru (B)	3.500	10-01-46	297,196	273,712
30 Yr Pass Thru (B)	3.500	12-01-46	129,172	119,853
30 Yr Pass Thru	3.500	02-01-47	718,709	666,411
30 Yr Pass Thru (B)	3.500	11-01-48	1,355,161	1,255,279
30 Yr Pass Thru (B)	4.000	05-01-52	773,404	733,605
30 Yr Pass Thru (B)	4.500	07-01-52	231,776	224,936
30 Yr Pass Thru (B)	4.500	07-01-52	2,054,390	1,993,758
30 Yr Pass Thru (B)	4.500	08-01-52	140,002	136,264
30 Yr Pass Thru (B)	4.500	08-01-52	674,959	656,515
30 Yr Pass Thru (B)	4.500	08-01-52	559,607	544,315
30 Yr Pass Thru (B)	4.500	09-01-52	355,279	344,794
30 Yr Pass Thru (B)	4.500	09-01-52	394,388	383,857
30 Yr Pass Thru (B)	4.500	09-01-52	3,390,053	3,297,416
30 Yr Pass Thru (B)	5.000	07-01-52	1,015,013	1,005,557
30 Yr Pass Thru (B)	5.000	07-01-52	935,340	929,022
30 Yr Pass Thru (B)	5.000	08-01-52	921,939	911,980
30 Yr Pass Thru (B)	5.000	10-01-52	789,443	781,841
30 Yr Pass Thru (B)	5.000	11-01-52	1,726,087	1,720,254
30 Yr Pass Thru	5.000	12-01-52	1,024,010	1,013,189
30 Yr Pass Thru (B)	5.000	02-01-53	389,344	383,649
30 Yr Pass Thru	5.000	02-01-53	1,433,636	1,418,935
30 Yr Pass Thru (B)	5.000	05-01-53	1,474,225	1,467,055
30 Yr Pass Thru (B)	5.500	09-01-52	986,294	997,384
30 Yr Pass Thru (B)	5.500	11-01-52	1,930,074	1,951,775
30 Yr Pass Thru (B)	5.500	11-01-52	2,041,175	2,063,487
30 Yr Pass Thru (B)	5.500	02-01-53	883,228	893,986
30 Yr Pass Thru (B)	5.500	02-01-53	883,055	892,156
30 Yr Pass Thru (B)	5.500	03-01-53	701,327	708,775
30 Yr Pass Thru (B)	5.500	04-01-53	809,299	819,157
30 Yr Pass Thru	5.500	04-01-53	545,655	547,186
30 Yr Pass Thru (B)	5.500	06-01-53	941,871	951,107
30 Yr Pass Thru (B)	5.500	06-01-53	908,574	917,654
30 Yr Pass Thru (B)	5.500	06-01-53	722,691	729,914
30 Yr Pass Thru (B)	5.500	07-01-53	1,017,188	1,029,959
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	5.500	07-01-53	736,708	$742,827
30 Yr Pass Thru (B)	5.500	07-01-53	713,967	720,878
30 Yr Pass Thru (B)	5.500	12-01-53	577,851	582,362
30 Yr Pass Thru (B)	6.000	04-01-53	882,866	903,205
30 Yr Pass Thru (B)	6.000	05-01-53	703,455	719,661
30 Yr Pass Thru (B)	6.000	08-01-53	706,900	724,731
30 Yr Pass Thru (B)	6.000	09-01-53	929,990	951,415
30 Yr Pass Thru (B)	6.000	10-01-53	663,046	676,041
30 Yr Pass Thru (B)	6.000	11-01-53	701,265	717,695
30 Yr Pass Thru (B)	6.000	11-01-53	723,451	743,734
30 Yr Pass Thru (B)	6.000	03-01-54	681,384	699,423
30 Yr Pass Thru (B)	6.500	09-01-53	747,423	773,762
30 Yr Pass Thru (B)	6.500	10-01-53	746,274	770,823
Federal National Mortgage Association
30 Yr Pass Thru	3.500	12-01-42	966,749	909,940
30 Yr Pass Thru (B)	3.500	01-01-43	1,045,203	984,644
30 Yr Pass Thru (B)	3.500	04-01-45	354,301	329,775
30 Yr Pass Thru (B)	3.500	11-01-46	704,325	652,266
30 Yr Pass Thru (B)	3.500	07-01-47	736,463	681,338
30 Yr Pass Thru (B)	3.500	07-01-47	702,712	652,310
30 Yr Pass Thru (B)	3.500	11-01-47	307,095	284,013
30 Yr Pass Thru (B)	3.500	09-01-49	151,304	138,844
30 Yr Pass Thru (B)	3.500	03-01-50	382,065	350,363
30 Yr Pass Thru (B)	4.000	09-01-41	254,680	246,086
30 Yr Pass Thru (B)	4.000	01-01-49	665,775	629,850
30 Yr Pass Thru (B)	4.000	07-01-49	143,793	136,933
30 Yr Pass Thru (B)	4.000	08-01-49	292,285	278,340
30 Yr Pass Thru (B)	4.000	02-01-50	237,300	224,866
30 Yr Pass Thru (B)	4.000	03-01-51	763,650	725,307
30 Yr Pass Thru (B)	4.000	08-01-51	517,215	492,539
30 Yr Pass Thru (B)	4.000	10-01-51	1,035,650	981,384
30 Yr Pass Thru (B)	4.000	04-01-52	97,129	91,797
30 Yr Pass Thru	4.000	06-01-52	1,014,518	957,555
30 Yr Pass Thru (B)	4.000	06-01-52	1,036,444	978,251
30 Yr Pass Thru (B)	4.000	06-01-52	840,310	796,805
30 Yr Pass Thru (B)	4.000	07-01-52	402,954	380,676
30 Yr Pass Thru (B)	4.500	06-01-52	419,428	408,229
30 Yr Pass Thru (B)	4.500	06-01-52	968,894	940,299
30 Yr Pass Thru (B)	4.500	08-01-52	480,715	463,673
30 Yr Pass Thru (B)	4.500	08-01-52	109,415	106,493
30 Yr Pass Thru (B)	4.500	08-01-52	797,219	768,957
30 Yr Pass Thru	4.500	09-01-52	661,544	644,293
30 Yr Pass Thru (B)	5.000	06-01-52	642,638	639,061
30 Yr Pass Thru (B)	5.000	08-01-52	1,255,221	1,243,840
30 Yr Pass Thru (B)	5.000	10-01-52	1,513,743	1,502,620
30 Yr Pass Thru (B)	5.000	10-01-52	760,746	756,273
30 Yr Pass Thru (B)	5.000	11-01-52	2,704,870	2,688,967
30 Yr Pass Thru (B)	5.000	12-01-52	708,143	703,980
30 Yr Pass Thru	5.000	03-01-53	1,101,609	1,090,657
30 Yr Pass Thru (B)	5.500	01-01-53	1,887,154	1,906,603
30 Yr Pass Thru (B)	5.500	02-01-53	880,996	891,728
30 Yr Pass Thru	5.500	03-01-53	686,001	693,285
30 Yr Pass Thru (B)	5.500	04-01-53	1,683,568	1,696,184
30 Yr Pass Thru (B)	5.500	05-01-53	1,002,949	1,012,659
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	05-01-53	1,204,412	$1,219,083
30 Yr Pass Thru (B)	5.500	05-01-53	991,248	1,001,774
30 Yr Pass Thru (B)	5.500	05-01-53	695,828	703,216
30 Yr Pass Thru (B)	5.500	05-01-54	594,993	598,708
30 Yr Pass Thru (B)	6.000	05-01-53	708,153	726,901
30 Yr Pass Thru (B)	6.000	07-01-53	689,870	704,253
30 Yr Pass Thru (B)	6.000	08-01-53	917,898	934,168
30 Yr Pass Thru (B)	6.000	08-01-53	666,402	679,463
30 Yr Pass Thru	6.500	04-01-53	725,264	754,221
30 Yr Pass Thru (B)	6.500	05-01-53	606,760	626,208
30 Yr Pass Thru	6.500	08-01-53	723,587	752,703
30 Yr Pass Thru (B)	6.500	08-01-53	748,228	775,764
30 Yr Pass Thru (B)	6.500	09-01-53	737,105	763,079
30 Yr Pass Thru (B)	6.500	10-01-53	704,966	730,645

30 Yr Pass Thru (B)	6.500	11-01-53	595,464	619,239
Corporate bonds 65.1% (39.8% of Total investments)				$92,564,781
(Cost $93,161,276)
Communication services 4.6%				6,495,980
Diversified telecommunication services 0.8%
AT&T, Inc.	2.750	06-01-31	196,000	171,855
C&W Senior Finance, Ltd. (C)	6.875	09-15-27	208,000	203,091
Connect Finco SARL (C)	6.750	10-01-26	371,000	364,702
GCI LLC (C)	4.750	10-15-28	208,000	193,084
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	216,000	132,332
Entertainment 0.9%
Netflix, Inc. (B)	4.875	04-15-28	484,000	488,467
WarnerMedia Holdings, Inc. (A)(B)	4.279	03-15-32	867,000	752,078
WMG Acquisition Corp. (C)	3.875	07-15-30	102,000	91,944
Interactive media and services 0.0%
Match Group Holdings II LLC (C)	3.625	10-01-31	67,000	57,783
Media 1.8%
Charter Communications Operating LLC	4.200	03-15-28	464,000	446,121
Charter Communications Operating LLC	6.384	10-23-35	338,000	338,865
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	315,000	284,251
News Corp. (C)	3.875	05-15-29	166,000	153,686
Paramount Global	4.200	05-19-32	78,000	66,518
Paramount Global	4.375	03-15-43	161,000	112,589
Paramount Global	4.950	05-19-50	328,000	237,165
Sirius XM Radio, Inc. (C)	4.000	07-15-28	179,000	164,278
Sirius XM Radio, Inc. (C)	5.000	08-01-27	309,000	298,999
TCI Communications, Inc. (B)	7.875	02-15-26	415,000	433,774
Wireless telecommunication services 1.1%
T-Mobile USA, Inc.	3.875	04-15-30	798,000	761,025
T-Mobile USA, Inc. (B)	4.850	01-15-29	230,000	231,125
T-Mobile USA, Inc. (B)	5.375	04-15-27	135,000	135,733
Vodafone Group PLC	5.625	02-10-53	143,000	140,483
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	228,000	236,032
Consumer discretionary 6.2%				8,791,354
Automobile components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	92,000	91,782
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 3.0%
Ford Motor Company	6.100	08-19-32	238,000	$240,857
Ford Motor Company	9.625	04-22-30	390,000	460,595
Ford Motor Credit Company LLC	4.000	11-13-30	424,000	385,302
Ford Motor Credit Company LLC	5.113	05-03-29	440,000	430,990
Ford Motor Credit Company LLC	5.800	03-08-29	287,000	289,936
Ford Motor Credit Company LLC	6.125	03-08-34	201,000	201,274
Ford Motor Credit Company LLC	6.800	05-12-28	753,000	785,367
General Motors Financial Company, Inc. (B)	5.850	04-06-30	670,000	692,392
General Motors Financial Company, Inc.	5.950	04-04-34	174,000	177,342
Hyundai Capital America (B)(C)	5.300	01-08-29	109,000	110,389
Hyundai Capital America (B)(C)	5.680	06-26-28	229,000	234,465
Nissan Motor Acceptance Company LLC (A)(B)(C)	6.950	09-15-26	260,000	267,920
Broadline retail 0.3%
Kohl’s Corp.	4.625	05-01-31	128,000	103,902
Macy’s Retail Holdings LLC (C)	5.875	04-01-29	101,000	98,647
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	03-15-30	91,000	87,344
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	156,000	148,883
Hotels, restaurants and leisure 1.4%
Booking Holdings, Inc. (B)	4.625	04-13-30	270,000	271,043
Caesars Entertainment, Inc. (C)	6.500	02-15-32	99,000	100,306
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	100,000	98,441
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	185,000	174,005
Hilton Grand Vacations Borrower Escrow LLC (C)	6.625	01-15-32	191,000	192,872
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	77,000	71,982
MGM Resorts International	4.750	10-15-28	332,000	319,161
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	210,000	198,298
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	173,000	162,030
Resorts World Las Vegas LLC (C)	4.625	04-16-29	200,000	181,582
Royal Caribbean Cruises, Ltd. (C)	6.000	02-01-33	162,000	163,062
Royal Caribbean Cruises, Ltd. (C)	6.250	03-15-32	50,000	50,990
Travel + Leisure Company (C)	4.625	03-01-30	91,000	83,629
Household durables 0.3%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	117,000	108,660
Century Communities, Inc. (C)	3.875	08-15-29	157,000	143,145
KB Home	4.000	06-15-31	178,000	160,583
Leisure products 0.1%
Brunswick Corp. (B)	5.850	03-18-29	95,000	96,492
Specialty retail 0.8%
Amer Sports Company (C)	6.750	02-16-31	50,000	49,735
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	55,000	51,393
Asbury Automotive Group, Inc.	4.750	03-01-30	165,000	155,046
AutoNation, Inc.	4.750	06-01-30	244,000	238,590
Group 1 Automotive, Inc. (C)	4.000	08-15-28	107,000	99,747
Lithia Motors, Inc. (C)	3.875	06-01-29	80,000	72,655
Lithia Motors, Inc. (C)	4.375	01-15-31	80,000	71,806
Lithia Motors, Inc. (C)	4.625	12-15-27	40,000	38,480
The Michaels Companies, Inc. (C)	5.250	05-01-28	253,000	187,152
The Michaels Companies, Inc. (C)	7.875	05-01-29	234,000	134,500
Velocity Vehicle Group LLC (C)	8.000	06-01-29	49,000	50,470
Textiles, apparel and luxury goods 0.2%
Tapestry, Inc.	7.700	11-27-30	135,000	142,941
Tapestry, Inc. (A)(B)	7.850	11-27-33	108,000	115,171
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 1.3%				$1,780,570
Food products 1.3%
Fiesta Purchaser, Inc. (A)(B)(C)	7.875	03-01-31	34,000	35,468
JBS USA LUX SA (A)(B)	5.500	01-15-30	45,000	44,841
JBS USA LUX SA	5.750	04-01-33	384,000	385,820
Kraft Heinz Foods Company	4.375	06-01-46	534,000	448,566
Kraft Heinz Foods Company	5.000	06-04-42	139,000	129,151
MARB BondCo PLC (C)	3.950	01-29-31	299,000	248,537
NBM US Holdings, Inc. (C)	6.625	08-06-29	298,000	295,429
Pilgrim’s Pride Corp.	6.250	07-01-33	154,000	159,471
Household products 0.0%
Kronos Acquisition Holdings, Inc. (C)	8.250	06-30-31	33,000	33,287
Energy 10.4%				14,857,585
Oil, gas and consumable fuels 10.4%
Aker BP ASA (C)	6.000	06-13-33	245,000	253,011
Antero Midstream Partners LP (C)	5.375	06-15-29	182,000	177,960
Antero Midstream Partners LP (C)	6.625	02-01-32	143,000	145,892
Antero Resources Corp. (C)	5.375	03-01-30	69,000	67,446
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	237,000	232,449
Blue Racer Midstream LLC (C)	7.000	07-15-29	43,000	44,174
Blue Racer Midstream LLC (C)	7.250	07-15-32	21,000	21,858
Cheniere Energy Partners LP (A)(B)	4.000	03-01-31	362,000	335,047
Cheniere Energy Partners LP (B)	4.500	10-01-29	246,000	238,070
Cheniere Energy Partners LP	5.950	06-30-33	99,000	102,270
Cheniere Energy, Inc. (C)	5.650	04-15-34	107,000	108,730
Civitas Resources, Inc. (C)	8.625	11-01-30	111,000	119,892
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	173,000	174,764
Columbia Pipelines Operating Company LLC (C)	5.927	08-15-30	87,000	90,788
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	280,000	292,834
Continental Resources, Inc. (A)(B)	4.900	06-01-44	162,000	136,820
Continental Resources, Inc. (C)	5.750	01-15-31	299,000	300,913
Diamondback Energy, Inc.	5.750	04-18-54	242,000	239,541
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	340,000	323,315
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	347,000	329,216
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	306,000	294,008
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	144,000	157,488
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	79,000	70,762
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	138,000	117,914
Energy Transfer LP	5.150	03-15-45	345,000	312,040
Energy Transfer LP (B)	5.250	04-15-29	263,000	266,916
Energy Transfer LP (B)	5.250	07-01-29	145,000	146,573
Energy Transfer LP	5.400	10-01-47	250,000	230,570
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	488,000	484,815
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	381,000	379,786
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%) (B)	5.250	08-16-77	580,000	559,976
EQM Midstream Partners LP (C)	6.375	04-01-29	70,000	71,458
EQM Midstream Partners LP (C)	7.500	06-01-30	48,000	51,803
Global Partners LP (C)	8.250	01-15-32	51,000	52,390
Hess Midstream Operations LP (C)	4.250	02-15-30	59,000	54,759
Hess Midstream Operations LP (C)	5.500	10-15-30	25,000	24,287
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Midstream Operations LP (C)	6.500	06-01-29	44,000	$44,859
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	27,000	27,808
Kinder Morgan Energy Partners LP	7.750	03-15-32	142,000	162,754
Leviathan Bond, Ltd. (C)	6.500	06-30-27	327,000	308,933
Leviathan Bond, Ltd. (C)	6.750	06-30-30	64,000	57,394
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	195,581	180,994
MPLX LP (B)	4.250	12-01-27	170,000	166,701
MPLX LP	4.950	09-01-32	149,000	145,905
MPLX LP	5.000	03-01-33	152,000	148,717
Occidental Petroleum Corp.	5.375	01-01-32	96,000	96,934
Occidental Petroleum Corp.	6.450	09-15-36	262,000	279,864
Occidental Petroleum Corp.	6.600	03-15-46	126,000	134,196
Occidental Petroleum Corp.	6.625	09-01-30	308,000	328,725
Occidental Petroleum Corp.	8.500	07-15-27	405,000	438,581
ONEOK, Inc. (B)	5.650	11-01-28	109,000	112,372
ONEOK, Inc.	6.050	09-01-33	242,000	254,570
ONEOK, Inc.	6.625	09-01-53	260,000	284,134
Ovintiv, Inc. (B)	5.650	05-15-28	86,000	87,842
Ovintiv, Inc.	6.250	07-15-33	86,000	89,944
Ovintiv, Inc.	7.200	11-01-31	41,000	44,860
Parkland Corp. (C)	4.500	10-01-29	133,000	124,189
Parkland Corp. (C)	4.625	05-01-30	132,000	122,723
Petroleos Mexicanos	7.690	01-23-50	466,000	342,251
Petroleos Mexicanos	8.750	06-02-29	123,000	122,086
Sabine Pass Liquefaction LLC	4.500	05-15-30	416,000	407,990
Southwestern Energy Company	4.750	02-01-32	98,000	91,580
Sunoco LP	4.500	04-30-30	196,000	182,886
Sunoco LP (C)	7.000	05-01-29	137,000	141,009
Sunoco LP (C)	7.250	05-01-32	137,000	142,419
Talos Production, Inc. (C)	9.000	02-01-29	22,000	23,181
Talos Production, Inc. (C)	9.375	02-01-31	28,000	29,676
Targa Resources Corp.	4.950	04-15-52	323,000	282,905
Targa Resources Corp. (B)	6.150	03-01-29	222,000	232,725
Targa Resources Partners LP	4.000	01-15-32	267,000	243,227
The Williams Companies, Inc.	4.650	08-15-32	186,000	180,977
Var Energi ASA (C)	7.500	01-15-28	200,000	212,094
Var Energi ASA (C)	8.000	11-15-32	412,000	469,645
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	72,000	66,570
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	119,000	108,177
Venture Global LNG, Inc. (C)	7.000	01-15-30	132,000	133,379
Venture Global LNG, Inc. (C)	9.500	02-01-29	229,000	254,760
Vital Energy, Inc. (C)	7.875	04-15-32	94,000	95,614
Western Midstream Operating LP	4.050	02-01-30	234,000	221,695
Whistler Pipeline LLC (C)	5.400	09-30-29	96,000	96,943
Whistler Pipeline LLC (C)	5.700	09-30-31	120,000	122,262
Financials 19.8%				28,230,015
Banks 12.9%
Banco Santander SA	4.379	04-12-28	287,000	280,630
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	340,000	305,952
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%) (B)	3.970	03-05-29	297,000	288,151
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%) (B)	5.015	07-22-33	965,000	964,225
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.204% to 11-10-27, then Overnight SOFR + 1.990%) (B)	6.204	11-10-28	309,000	$321,733
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (B)(D)	6.300	03-10-26	323,000	324,204
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (B)	7.700	05-26-84	328,000	337,607
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (A)(B)(D)	4.375	03-15-28	296,000	256,737
Barclays PLC (7.385% to 11-2-27, then 1 Year CMT + 3.300%) (B)	7.385	11-02-28	435,000	463,790
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)(C)	5.497	05-20-30	201,000	203,824
Citibank NA (B)	5.488	12-04-26	430,000	436,674
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (D)	4.700	01-30-25	356,000	351,366
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%) (B)	5.174	02-13-30	156,000	157,716
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	288,000	298,975
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (D)	6.250	08-15-26	525,000	524,745
Citigroup, Inc. (6.270% to 11-17-32, then Overnight SOFR + 2.338%)	6.270	11-17-33	150,000	160,658
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	199,000	201,451
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (B)	5.982	01-30-30	151,000	151,382
Credit Agricole SA (5.335% to 1-10-29, then Overnight SOFR + 1.690%) (B)(C)	5.335	01-10-30	440,000	443,497
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)(C)	6.316	10-03-29	281,000	293,302
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (A)(B)(D)(E)	8.626	09-03-24	173,000	171,464
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%) (B)	6.208	08-21-29	163,000	169,403
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%) (B)	4.452	12-05-29	115,000	113,450
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)(D)	4.600	02-01-25	379,000	376,150
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%) (B)	4.912	07-25-33	345,000	341,767
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%) (B)	4.995	07-22-30	244,000	245,812
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%) (B)	5.012	01-23-30	260,000	262,148
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%) (B)	5.581	04-22-30	169,000	174,272
JPMorgan Chase & Co. (5.717% to 9-14-32, then Overnight SOFR + 2.580%)	5.717	09-14-33	355,000	367,684
JPMorgan Chase & Co.	8.750	09-01-30	375,000	448,968
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (A)(B)(D)	5.125	11-01-26	141,000	134,682
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (B)	5.516	09-30-28	342,000	347,542
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25	393,000	387,928
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	200,000	207,093
Popular, Inc.	7.250	03-13-28	218,000	227,404
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%) (B)	5.722	06-06-30	255,000	259,707
Santander Holdings USA, Inc. (B)	4.400	07-13-27	395,000	387,101
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)	5.375	11-18-30	269,000	223,920
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (B)(C)	5.634	01-19-30	200,000	201,215
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (B)(C)	6.446	01-10-29	319,000	328,547
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%) (B)	5.582	06-12-29	431,000	441,119
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%) (B)	5.939	08-18-34	245,000	257,387
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (A)(B)(D)	6.200	09-15-27	355,000	354,078
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(D)	6.250	03-15-30	216,000	210,567
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(D)(E)	8.648	09-01-24	224,000	224,440
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%) (A)(B)	5.435	01-24-30	290,000	294,469
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	256,000	$264,171
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%) (B)	7.161	10-30-29	683,000	735,688
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%) (B)	5.384	01-23-30	153,000	156,003
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (B)	5.836	06-12-34	287,000	297,933
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%) (B)	6.787	10-26-27	272,000	282,449
Wachovia Corp. (B)	7.574	08-01-26	465,000	487,268
Wells Fargo & Company (4.808% to 7-25-27, then Overnight SOFR + 1.980%) (B)	4.808	07-25-28	621,000	619,393
Wells Fargo & Company (4.897% to 7-25-32, then Overnight SOFR + 2.100%)	4.897	07-25-33	438,000	430,498
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%) (B)	5.198	01-23-30	396,000	400,807
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (D)	5.875	06-15-25	196,000	195,194
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	560,000	610,171
Capital markets 4.2%
Ares Capital Corp. (B)	5.875	03-01-29	161,000	161,560
Ares Capital Corp. (B)	5.950	07-15-29	76,000	76,241
Ares Capital Corp. (B)	7.000	01-15-27	325,000	335,412
Blackstone Private Credit Fund (A)(B)	4.000	01-15-29	257,000	239,837
Blackstone Private Credit Fund (B)	7.050	09-29-25	445,000	451,461
Blackstone Private Credit Fund (B)(C)	7.300	11-27-28	241,000	253,692
Deutsche Bank AG (6.720% to 1-18-28, then Overnight SOFR + 3.180%) (B)	6.720	01-18-29	205,000	214,106
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%) (B)	6.819	11-20-29	171,000	180,890
Deutsche Bank AG (7.079% to 11-10-32, then Overnight SOFR + 3.650%) (B)	7.079	02-10-34	265,000	276,070
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	163,000	152,904
Jefferies Financial Group, Inc. (B)	5.875	07-21-28	205,000	210,679
Jefferies Financial Group, Inc.	6.200	04-14-34	199,000	206,523
Lazard Group LLC (B)	4.375	03-11-29	230,000	223,723
Macquarie Group, Ltd. (5.033% to 1-15-29, then 3 month LIBOR + 1.750%) (B)(C)	5.033	01-15-30	230,000	230,153
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%) (B)	5.164	04-20-29	189,000	190,903
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%) (B)	5.173	01-16-30	394,000	398,655
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	531,000	542,435
MSCI, Inc. (C)	3.625	11-01-31	305,000	272,617
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%) (B)	4.975	03-14-30	146,000	147,700
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%) (B)	5.643	05-19-29	290,000	297,114
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%) (B)	6.196	11-17-29	276,000	289,326
The Goldman Sachs Group, Inc. (6.484% to 10-24-28, then Overnight SOFR + 1.770%) (B)	6.484	10-24-29	345,000	365,076
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	209,000	212,187
Consumer finance 0.5%
Ally Financial, Inc. (6.184% to 7-26-34. then Overnight SOFR + 2.290%)	6.184	07-26-35	150,000	150,685
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%) (B)	6.992	06-13-29	227,000	238,662
Enova International, Inc. (C)	9.125	08-01-29	58,000	58,575
OneMain Finance Corp.	9.000	01-15-29	96,000	101,787
Trust Fibra Uno (C)	7.375	02-13-34	233,000	232,439
Financial services 0.5%
Block, Inc.	3.500	06-01-31	96,000	83,271
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%) (B)	6.875	12-15-52	112,000	114,017
Enact Holdings, Inc. (B)	6.250	05-28-29	242,000	246,348
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	71,000	66,121
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	147,000	$142,768
Insurance 1.7%
AmWINS Group, Inc. (C)	6.375	02-15-29	86,000	87,246
Athene Holding, Ltd.	5.875	01-15-34	135,000	137,662
Baldwin Insurance Group Holdings LLC (C)	7.125	05-15-31	66,000	68,055
CNA Financial Corp. (B)	3.900	05-01-29	150,000	144,591
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	377,971
CNO Financial Group, Inc.	6.450	06-15-34	121,000	123,874
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	68,000	69,009
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	203,000	190,005
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	355,000	362,128
Panther Escrow Issuer LLC (C)	7.125	06-01-31	258,000	264,736
SBL Holdings, Inc. (C)	5.000	02-18-31	275,000	245,585
Teachers Insurance & Annuity Association of America (B)(C)	4.270	05-15-47	430,000	353,681
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (C)	7.250	04-01-29	36,000	37,024
Health care 3.4%				4,909,377
Biotechnology 0.8%
Amgen, Inc. (B)	5.250	03-02-30	533,000	547,179
Amgen, Inc.	5.250	03-02-33	324,000	329,279
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	284,000	240,050
Health care equipment and supplies 0.5%
Solventum Corp. (B)(C)	5.400	03-01-29	204,000	206,525
Solventum Corp. (C)	5.450	03-13-31	392,000	395,430
Varex Imaging Corp. (C)	7.875	10-15-27	104,000	105,550
Health care providers and services 1.1%
AdaptHealth LLC (C)	5.125	03-01-30	64,000	57,205
Centene Corp.	4.250	12-15-27	70,000	67,774
Concentra Escrow Issuer Corp. (C)	6.875	07-15-32	31,000	31,940
CVS Health Corp. (B)	5.125	02-21-30	205,000	207,134
CVS Health Corp.	5.250	01-30-31	391,000	395,117
DaVita, Inc. (C)	4.625	06-01-30	435,000	398,351
HCA, Inc.	5.450	04-01-31	77,000	78,517
HCA, Inc. (A)(B)	5.500	06-01-33	230,000	232,784
Humana, Inc.	5.875	03-01-33	195,000	202,563
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc. (B)	4.977	08-10-30	299,000	305,653
Pharmaceuticals 0.8%
Endo Finance Holdings, Inc. (A)(B)(C)	8.500	04-15-31	39,000	41,103
IQVIA, Inc. (B)	6.250	02-01-29	137,000	143,144
Viatris, Inc.	2.700	06-22-30	380,000	330,907
Viatris, Inc.	4.000	06-22-50	849,000	593,172
Industrials 7.7%				10,886,361
Aerospace and defense 0.2%
AAR Escrow Issuer LLC (C)	6.750	03-15-29	56,000	57,243
Huntington Ingalls Industries, Inc.	4.200	05-01-30	190,000	182,577
The Boeing Company (B)(C)	6.298	05-01-29	91,000	94,129
Building products 0.6%
Builders FirstSource, Inc. (C)	4.250	02-01-32	225,000	201,087
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
Builders FirstSource, Inc. (C)	6.375	06-15-32	135,000	$136,916
Builders FirstSource, Inc. (C)	6.375	03-01-34	199,000	200,709
Owens Corning (C)	3.500	02-15-30	61,000	56,632
Owens Corning (B)	3.950	08-15-29	282,000	270,694
Commercial services and supplies 0.1%
APX Group, Inc. (C)	5.750	07-15-29	201,000	195,549
Construction and engineering 0.5%
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	133,000	140,195
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	200,000	192,307
MasTec, Inc. (B)(C)	4.500	08-15-28	147,000	142,283
MasTec, Inc. (B)	5.900	06-15-29	131,000	133,467
Williams Scotsman, Inc. (C)	6.625	06-15-29	80,000	81,463
Electrical equipment 0.3%
EMRLD Borrower LP (C)	6.625	12-15-30	242,000	246,543
Regal Rexnord Corp.	6.400	04-15-33	155,000	161,905
Ground transportation 0.3%
Uber Technologies, Inc. (A)(B)(C)	4.500	08-15-29	320,000	308,452
Watco Companies LLC (C)	7.125	08-01-32	69,000	70,666
Machinery 0.2%
Flowserve Corp.	3.500	10-01-30	184,000	168,764
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	95,000	99,858
Passenger airlines 3.8%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	233,000	250,475
American Airlines 2014-1 Class A Pass Through Trust (B)	3.700	10-01-26	97,994	94,451
American Airlines 2015-1 Class A Pass Through Trust (B)	3.375	05-01-27	568,074	542,656
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	01-15-28	255,788	242,510
American Airlines 2016-1 Class AA Pass Through Trust (B)	3.575	01-15-28	63,180	60,495
American Airlines 2016-3 Class A Pass Through Trust (B)	3.250	10-15-28	31,091	28,600
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	02-15-29	129,188	121,554
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	02-15-29	198,750	189,082
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	10-15-29	161,388	148,710
American Airlines 2019-1 Class A Pass Through Trust (B)	3.500	02-15-32	263,087	235,119
American Airlines 2019-1 Class AA Pass Through Trust (B)	3.150	02-15-32	202,797	185,541
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	78,572	74,129
American Airlines 2021-1 Class A Pass Through Trust (B)	2.875	07-11-34	183,014	158,894
American Airlines 2021-1 Class B Pass Through Trust (B)	3.950	07-11-30	227,140	211,179
American Airlines, Inc. (A)(B)(C)	7.250	02-15-28	166,000	165,859
British Airways 2018-1 Class A Pass Through Trust (B)(C)	4.125	09-20-31	88,953	84,189
British Airways 2020-1 Class A Pass Through Trust (B)(C)	4.250	11-15-32	92,009	87,937
British Airways 2020-1 Class B Pass Through Trust (B)(C)	8.375	11-15-28	52,040	54,790
Delta Air Lines, Inc.	4.375	04-19-28	250,000	241,754
Delta Air Lines, Inc. (B)(C)	4.750	10-20-28	332,848	329,513
JetBlue 2019-1 Class AA Pass Through Trust (B)	2.750	05-15-32	214,828	188,047
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	07-07-28	259,194	239,351
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	91,580	90,066
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	08-25-31	205,831	191,110
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	359,103	363,205
United Airlines 2023-1 Class A Pass Through Trust (B)	5.800	01-15-36	268,856	274,420
United Airlines 2024-1 Class A Pass Through Trust (F)	5.875	02-15-37	192,000	194,170
United Airlines 2024-1 Class AA Pass Through Trust (F)	5.450	02-15-37	209,000	213,180
United Airlines, Inc. (C)	4.625	04-15-29	64,000	60,482
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services 0.2%
Concentrix Corp. (B)	6.600	08-02-28	266,000	$274,079
Trading companies and distributors 1.5%
AerCap Ireland Capital DAC	3.300	01-30-32	273,000	240,323
AerCap Ireland Capital DAC	6.450	04-15-27	405,000	419,243
Air Lease Corp. (B)	5.100	03-01-29	165,000	166,180
Air Lease Corp. (B)	5.850	12-15-27	290,000	297,589
Ashtead Capital, Inc. (C)	5.550	05-30-33	200,000	200,141
Ashtead Capital, Inc. (C)	5.950	10-15-33	540,000	554,624
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	98,000	90,010
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	190,000	181,265
Information technology 3.5%				4,977,279
IT services 0.2%
Amentum Escrow Corp. (C)	7.250	08-01-32	20,000	20,426
Gartner, Inc. (B)(C)	4.500	07-01-28	287,000	278,643
Semiconductors and semiconductor equipment 1.9%
Broadcom, Inc. (B)	4.750	04-15-29	976,000	979,462
Foundry JV Holdco LLC (C)	5.875	01-25-34	239,000	243,930
Micron Technology, Inc. (A)(B)	5.300	01-15-31	154,000	156,734
Micron Technology, Inc. (B)	5.327	02-06-29	264,000	268,322
Micron Technology, Inc.	5.875	02-09-33	140,000	146,021
Micron Technology, Inc. (B)	6.750	11-01-29	693,000	747,679
Qorvo, Inc.	4.375	10-15-29	148,000	140,877
Software 0.7%
Atlassian Corp. (B)	5.250	05-15-29	140,000	141,974
Consensus Cloud Solutions, Inc. (A)(B)(C)	6.500	10-15-28	119,000	114,846
Oracle Corp.	6.250	11-09-32	595,000	642,294
Rocket Software, Inc. (C)	9.000	11-28-28	109,000	112,189
Technology hardware, storage and peripherals 0.7%
Dell International LLC (B)	5.300	10-01-29	566,000	578,791
Dell International LLC	5.400	04-15-34	401,000	405,091
Materials 1.8%				2,511,462
Chemicals 0.3%
Braskem Netherlands Finance BV (C)	4.500	01-31-30	361,000	312,181
Sasol Financing USA LLC	5.500	03-18-31	158,000	137,083
Construction materials 0.4%
Cemex SAB de CV (A)(B)(C)	3.875	07-11-31	255,000	228,510
Cemex SAB de CV (C)	5.200	09-17-30	256,000	250,270
Summit Materials LLC (C)	7.250	01-15-31	52,000	54,222
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	163,000	162,386
Graphic Packaging International LLC (C)	3.500	03-01-29	165,000	150,024
Owens-Brockway Glass Container, Inc. (A)(B)(C)	7.250	05-15-31	76,000	75,198
Metals and mining 0.8%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	55,000	56,772
Arsenal AIC Parent LLC (C)	8.000	10-01-30	92,000	97,883
Freeport-McMoRan, Inc. (B)	4.250	03-01-30	278,000	266,347
Freeport-McMoRan, Inc.	5.400	11-14-34	196,000	195,543
Freeport-McMoRan, Inc.	5.450	03-15-43	323,000	309,613
Novelis Corp. (C)	4.750	01-30-30	228,000	215,430
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 1.7%				$2,440,251
Residential REITs 0.1%
American Homes 4 Rent LP (B)	4.250	02-15-28	154,000	149,841
Specialized REITs 1.6%
American Tower Corp. (B)	5.200	02-15-29	830,000	841,529
American Tower Trust I (B)(C)	5.490	03-15-28	300,000	305,165
GLP Capital LP	4.000	01-15-30	121,000	112,898
GLP Capital LP	6.750	12-01-33	90,000	96,536
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	54,000	50,437
Iron Mountain, Inc. (C)	5.250	07-15-30	130,000	125,113
SBA Tower Trust (B)(C)	6.599	01-15-28	96,000	98,387
VICI Properties LP (C)	3.875	02-15-29	151,000	141,700
VICI Properties LP (C)	4.125	08-15-30	155,000	143,740
VICI Properties LP (C)	4.625	12-01-29	279,000	268,625
VICI Properties LP	5.125	05-15-32	109,000	106,280
Utilities 4.7%				6,684,547
Electric utilities 2.8%
American Electric Power Company, Inc.	5.625	03-01-33	94,000	96,416
Atlantica Transmision Sur SA (C)	6.875	04-30-43	228,600	239,163
Constellation Energy Generation LLC	6.125	01-15-34	81,000	86,425
Constellation Energy Generation LLC	6.500	10-01-53	138,000	151,884
Dominion Energy South Carolina, Inc. (B)	5.300	05-15-33	160,000	163,750
Duke Energy Corp. (A)(B)	5.750	09-15-33	278,000	289,289
Electricite de France SA (B)(C)	5.650	04-22-29	319,000	328,980
FirstEnergy Corp.	3.400	03-01-50	72,000	49,485
Georgia Power Company	4.950	05-17-33	144,000	144,016
Monongahela Power Company (B)(C)	5.400	12-15-43	50,000	47,645
NextEra Energy Capital Holdings, Inc. (A)(B)	5.000	07-15-32	90,000	89,982
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%) (B)	6.700	09-01-54	236,000	239,829
NRG Energy, Inc. (C)	3.625	02-15-31	132,000	115,501
NRG Energy, Inc. (C)	3.875	02-15-32	291,000	254,141
NRG Energy, Inc. (B)(C)	4.450	06-15-29	194,000	186,180
NRG Energy, Inc.	5.750	01-15-28	250,000	248,451
NRG Energy, Inc. (C)	7.000	03-15-33	240,000	257,355
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(D)	10.250	03-15-28	189,000	209,431
Progress Energy, Inc.	7.750	03-01-31	470,000	539,455
The Southern Company	5.700	03-15-34	209,000	217,643
Independent power and renewable electricity producers 1.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	224,876	198,453
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	193,000	185,213
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	110,000	105,330
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(D)	8.000	10-15-26	74,000	75,749
Vistra Operations Company LLC (B)(C)	3.700	01-30-27	486,000	469,398
Vistra Operations Company LLC (B)(C)	4.300	07-15-29	441,000	423,565
Vistra Operations Company LLC (C)	6.875	04-15-32	96,000	98,805
Vistra Operations Company LLC (C)	6.950	10-15-33	213,000	231,313
Multi-utilities 0.7%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%) (B)	6.875	02-01-55	171,000	177,509
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	78,000	81,915
NiSource, Inc.	5.350	04-01-34	165,000	166,221
NiSource, Inc.	5.400	06-30-33	115,000	116,520
Sempra	5.500	08-01-33	224,000	229,232

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)	6.875	10-01-54	170,000	170,303
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 0.1% (0.1% of Total investments)				$135,616
(Cost $176,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	135,616
Term loans (G) 0.0% (0.0% of Total investments)				$81,168
(Cost $80,562)
Health care 0.0%				81,168
Pharmaceuticals 0.0%

Endo Finance Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	9.783	04-23-31	81,000	81,168

Collateralized mortgage obligations 9.5% (5.8% of Total investments)				$13,601,382
(Cost $16,767,123)
Commercial and residential 8.0%				11,449,402
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	164,149	161,167
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.719	11-05-32	175,000	69,798
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	69,288	69,017
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	155,000	149,441
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	98,917	97,301
BRAVO Residential Funding Trust
Series 2023-NQM7, Class A2 (7.383% to 10-1-27, then 8.383% thereafter) (C)	7.383	09-25-63	625,477	638,196
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	221,000	220,090
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(H)	5.820	10-12-40	177,000	179,853
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.437	05-10-51	3,783,430	53,728
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(H)	4.394	08-10-30	340,000	274,656
Ellington Financial Mortgage Trust
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (C)	5.900	09-25-67	380,027	380,997
Series 2023-1, Class A1 (5.732% to 1-1-27, then 6.732% thereafter) (C)	5.732	02-25-68	405,272	404,261
GCAT Trust
Series 2023-NQM2, Class A1 (5.837% to 1-1-27, then 6.837% thereafter) (C)	5.837	11-25-67	402,481	402,628
Series 2023-NQM3, Class A1 (6.889% to 9-1-27, then 7.889% thereafter) (C)	6.889	08-25-68	391,750	399,448
GS Mortgage-Backed Securities Trust
Series 2023-CCM1, Class A1 (C)(H)	6.650	08-25-53	384,075	387,836
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	2,174,976	36,722
Series 2007-4, Class ES IO	0.350	07-19-47	2,198,583	29,223
Series 2007-6, Class ES IO (C)	0.343	08-19-37	2,394,558	30,529
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1 (5.941% to 1-1-27, then 6.941% thereafter) (C)	5.941	02-25-68	377,590	375,938
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	195,000	172,144
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(H)	4.316	01-15-43	175,000	152,716
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (5.000% to 6-1-26, then 6.000% thereafter) (C)	5.000	06-25-62	499,366	492,173
Series 2023-NQM1, Class A1A (6.864% to 9-1-27, then 7.864% thereafter) (C)	6.864	10-25-63	432,107	440,197
OBX Trust
Series 2022-NQM7, Class A1 (5.110% to 8-1-26, then 6.110% thereafter) (C)	5.110	08-25-62	481,803	476,476
Series 2023-NQM5, Class A1A (6.567% to 6-1-27, then 7.567% thereafter) (C)	6.567	06-25-63	362,364	366,612
Series 2024-NQM11, Class A2 (C)	6.128	06-25-64	600,000	601,582
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Starwood Mortgage Residential Trust
Series 2022-4, Class A1 (5.192% to 6-1-26, then 6.192% thereafter) (C)	5.192	05-25-67	393,723	$394,917
Towd Point Mortgage Trust
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	113,217	109,186
Verus Securitization Trust
Series 2023-2, Class A1 (6.193% to 3-1-27, then 7.193% thereafter) (C)	6.193	03-25-68	376,717	378,745
Series 2023-5, Class A1 (6.476% to 6-1-27, then 7.476% thereafter) (C)	6.476	06-25-68	369,729	371,904
Series 2023-6, Class A1 (6.665% to 9-1-27, then 7.665% thereafter) (C)	6.665	09-25-68	438,655	444,108
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (C)	6.664	12-25-68	439,380	443,121
Series 2023-INV1, Class A1 (5.999% to 2-1-27, then 6.999% thereafter) (C)	5.999	02-25-68	1,561,105	1,558,848
Series 2024-1, Class A3 (6.118% to 1-1-28, then 7.118% thereafter) (C)	6.118	01-25-69	686,017	685,844
U.S. Government Agency 1.5%				2,151,980
Government National Mortgage Association
Series 2012-114, Class IO	0.625	01-16-53	424,731	6,613
Series 2016-174, Class IO	0.895	11-16-56	625,621	26,843
Series 2017-109, Class IO	0.229	04-16-57	747,067	10,904
Series 2017-124, Class IO	0.627	01-16-59	630,013	21,921
Series 2017-135, Class IO	0.715	10-16-58	1,139,627	41,026
Series 2017-140, Class IO	0.486	02-16-59	563,959	16,564
Series 2017-20, Class IO	0.523	12-16-58	1,268,526	30,328
Series 2017-22, Class IO	0.751	12-16-57	354,391	13,098
Series 2017-46, Class IO	0.648	11-16-57	939,607	35,512
Series 2017-61, Class IO	0.701	05-16-59	412,617	15,131
Series 2017-74, Class IO	0.429	09-16-58	1,118,987	21,257
Series 2018-114, Class IO	0.591	04-16-60	603,531	23,950
Series 2018-158, Class IO	0.790	05-16-61	1,199,696	68,452
Series 2018-35, Class IO	0.542	03-16-60	1,534,678	52,395
Series 2018-43, Class IO	0.435	05-16-60	2,010,328	66,124
Series 2018-69, Class IO (B)	0.605	04-16-60	615,243	27,582
Series 2018-9, Class IO	0.443	01-16-60	1,172,620	36,174
Series 2019-131, Class IO	0.802	07-16-61	907,498	51,755
Series 2020-100, Class IO	0.785	05-16-62	1,062,565	63,506
Series 2020-108, Class IO	0.847	06-16-62	1,189,985	69,111
Series 2020-114, Class IO	0.801	09-16-62	2,538,226	145,251
Series 2020-118, Class IO	0.883	06-16-62	1,832,686	114,840
Series 2020-119, Class IO	0.606	08-16-62	1,016,936	47,910
Series 2020-120, Class IO	0.768	05-16-62	569,545	33,630
Series 2020-137, Class IO	0.796	09-16-62	2,924,901	169,327
Series 2020-150, Class IO	0.964	12-16-62	1,628,160	107,507
Series 2020-170, Class IO	0.834	11-16-62	2,186,074	140,541
Series 2021-203, Class IO	0.869	07-16-63	1,748,993	114,223
Series 2021-3, Class IO	0.869	09-16-62	2,804,885	179,059
Series 2021-40, Class IO (B)	0.821	02-16-63	681,531	42,095
Series 2022-150, Class IO	0.822	06-16-64	253,262	15,437
Series 2022-17, Class IO (B)	0.802	06-16-64	1,475,329	88,546
Series 2022-181, Class IO	0.717	07-16-64	781,560	50,720
Series 2022-21, Class IO (B)	0.784	10-16-63	647,554	38,577
Series 2022-53, Class IO	0.710	06-16-64	2,453,947	120,456

Series 2023-197, Class IO	1.318	09-16-65	513,016	45,615
Asset backed securities 9.5% (5.8% of Total investments)				$13,461,608
(Cost $13,518,168)
Asset backed securities 9.5%				13,461,608
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-20-30	85,959	84,297
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (C)	6.500	11-16-48	164,000	$167,076
Ally Auto Receivables Trust
Series 2022-3, Class A4	5.070	10-16-28	500,000	500,483
American Express Credit Corp.
Series 2023-4, Class A	5.150	09-15-30	670,000	687,541
Applebee’s Funding LLC
Series 2023-1A, Class A2 (C)	7.824	03-05-53	52,000	54,597
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	71,932	65,332
ARI Fleet Lease Trust
Series 2023-B, Class A2 (C)	6.050	07-15-32	440,000	442,611
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (C)	5.250	04-20-29	580,000	584,133
Carmax Auto Owner Trust
Series 2023-3, Class A4	5.260	02-15-29	100,000	101,378
Chesapeake Funding II LLC
Series 2023-2A, Class A1 (C)	6.160	10-15-35	566,147	572,090
CLI Funding VIII LLC
Series 2023-1A, Class A (C)	6.310	06-18-48	427,510	437,617
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	160,000	160,063
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,735	6,718
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	262,000	250,511
Series 2024-2A, Class A2 (C)	4.500	05-20-49	243,000	228,149
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	159,375	154,013
Dell Equipment Finance Trust
Series 2023-2, Class A3 (C)	5.650	01-22-29	400,000	402,014
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	80,000	73,008
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	273,540	264,927
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (C)	7.549	01-26-54	197,000	207,696
Ford Credit Auto Lease Trust
Series 2023-B, Class A4	5.870	01-15-27	175,000	176,752
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	486,960	487,124
Series 2023-2, Class A (C)	5.280	02-15-36	512,000	523,428
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A4	4.590	07-17-28	290,000	289,355
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	127,000	128,976
GMF Floorplan Owner Revolving Trust
Series 2023-2, Class A (C)	5.340	06-15-30	675,000	690,574
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	125,261	122,547
Series 2021-1A, Class A2 (C)	2.773	04-20-29	176,696	170,418
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	245,000	233,524
Hotwire Funding LLC
Series 2024-1A, Class A2 (C)	5.893	06-20-54	51,000	52,493
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4	5.250	02-15-29	500,000	505,186
Series 2023-1, Class A4	4.310	04-16-29	290,000	287,602
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	170,000	174,904
MVW LLC
Series 2020-1A, Class D (C)	7.140	10-20-37	624,485	612,050
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	460,530	$419,173
Series 2022-1A, Class A2 (C)	3.695	01-30-52	207,675	186,164
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1 (C)	2.410	10-20-61	139,000	121,548
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	32,884	31,213
PFS Financing Corp.
Series 2023-B, Class A (C)	5.270	05-15-28	335,000	336,753
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	275,000	268,572
SCF Equipment Leasing LLC
Series 2022-2A, Class A3 (C)	6.500	10-21-30	550,000	555,905
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	103,480	106,575
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	343,900	338,698
SMB Private Education Loan Trust
Series 2024-A, Class A1A (C)	5.240	03-15-56	198,631	201,382
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	304,584	292,036
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	113,000	115,665
Series 2024-1A, Class A2II (C)	6.268	07-30-54	101,000	104,328
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	145,602	138,347
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	70,000	69,310
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	211,701	191,042
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	94,412	85,710

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$20,056
(Cost $188,240)
Energy 0.0%		20,056
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (I)	743	20,056

Preferred securities 0.3% (0.1% of Total investments)		$343,758
(Cost $394,505)
Communication services 0.1%		112,830
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (B)	5,825	112,830
Financials 0.2%		230,928
Banks 0.2%
Wells Fargo & Company, 7.500%	192	230,928

	Yield (%)	Shares	Value
Short-term investments 2.1% (1.3% of Total investments)			$2,966,441
(Cost $2,966,573)
Short-term funds 2.1%			2,966,441
John Hancock Collateral Trust (J)	5.4652(K)	296,647	2,966,441

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

Total investments (Cost $237,811,170) 163.6%	$232,651,434
Other assets and liabilities, net (63.6%)	(90,420,647)
Total net assets 100.0%	$142,230,787

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 7-31-24, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $17,345,573.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-24 was $109,053,588.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $49,870,937 or 35.1% of the fund’s net assets as of 7-31-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Security purchased or sold on a when-issued or delayed delivery basis.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 7-31-24.
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	25,000,000	USD	Fixed 4.191%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jun 2026	—	$(4,068)	$(4,068)
Centrally cleared	25,000,000	USD	Fixed 3.908%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jan 2027	—	(447,698)	(447,698)
								—	$(451,766)	$(451,766)

(a)	At 7-31-24, the overnight SOFR was 5.380%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$109,476,624	—	$109,476,624	—
Corporate bonds	92,564,781	—	92,564,781	—
Municipal bonds	135,616	—	135,616	—
Term loans	81,168	—	81,168	—
Collateralized mortgage obligations	13,601,382	—	13,601,382	—
Asset backed securities	13,461,608	—	13,461,608	—
Common stocks	20,056	—	20,056	—
Preferred securities	343,758	$343,758	—	—
Short-term investments	2,966,441	2,966,441	—	—
Total investments in securities	$232,651,434	$3,310,199	$229,341,235	—
Derivatives:
Liabilities
Swap contracts	$(451,766)	—	$(451,766)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	296,647	$6,983,095	$44,717,331	$(48,735,384)	$1,466	$(67)	$107,621	—	$2,966,441
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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